Common Stock (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Common Stock [Line Items]
Common stock par value (in Dollars per share)	$ 0.021848
Common stock, voting rights	Each share of common stock is entitled to one vote.
Common stock issued	380,413,000	376,660,000
Common stock outstanding	380,413,000	376,660,000
Common Stock [Member]
Common Stock [Line Items]
Common stock issued	380,413,497	376,660,069
Common stock outstanding	380,413,497	376,660,069